Note 6 - Other Operating Income (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Operating Expenses, Income	$ (436,979)	$ 120,000
Other operating (income)/expenses	436,979	$ (120,000)
Partnership Formation [Member]
Other Operating Expenses, Income	(600,000)
Other operating (income)/expenses	600,000
Settlement and Closure Of Charter Claim [Member]
Other Operating Expenses, Income	160,000
Other operating (income)/expenses	$ (160,000)